NOTE 9 - STOCKHOLDERS' EQUITY	Mar. 31, 2023
March 31, 2023
NOTE 9 - STOCKHOLDERS' EQUITY

NOTE 9 – STOCKHOLDERS’ EQUITY

Authorized Stock

The Company has authorized 75,000,000 common shares with a par value of $0.001 per share. Each common share entitles the holder to one vote on any matter on which action of the stockholders of the corporation is sought. During February 2017, the Company increased the authorized number of shares to 500,000,000. Also, the Company increased the authorized preferred stock to 75,000,000 shares and designated 25,000,000 shares of preferred stock to Series A Convertible Preferred Stock. During January 2018, the Company increased its authorized number of common shares to 1,000,000,000. During April 2018, the Company increased its authorized number of common shares to 2,500,000,000. The Board of Directors, in the future, has the authority to increase the authorized capital up to 4,000,000,000 shares based on shareholder approval.

The Company effectuated a reverse stock split of 1-for-250 as of July 23, 2018.

On October 16, 2017, the Company filed an Amended and Restated Certificate of Designation of the Rights, Preferences, Privileges and Restrictions of the Series A Convertible Preferred Stock (the “Amended Certificate”) with the Secretary of State of the State of Nevada. The Amended Certificate reduces the number of preferred shares designated as Series A Preferred Stock from 25,000,000 shares to 1,333,334 shares. The Amended Certificate also changes the conversion and voting rights of the Series A Preferred Stock. The Series A Preferred Stock is now convertible into the number of shares of our common stock equal to 0.00006% of our outstanding common stock upon conversion. The voting rights of the Series A Preferred Stock are now equal to the number of shares of common stock into which the Series A Preferred Stock may convert.

As of March 31, 2023, there are no outstanding shares of preferred stock. All the preferred stock was converted in common stock on February 4, 2019.

Common Share Issuances

During the months ended March 31, 2023, the Company issued 320,000 shares of common stock.

On March 6, 2023, the Company issued 320,000 shares of common stock for consulting fees.

There were no shares issued during the fourth quarter 2022.  During the third quarter 2022, the Company issued 340,000 shares of common stock for consulting fees along with issuing 340,621 shares of common stock to convert an outstanding note payable to a shareholder.  On May 19, 2022, the Company issued 4,400,000 shares of common stock for broker and consulting fees.  On April 22 and 25, 2022, the Company issued 2,000,000 shares of common stock for broker and funding fees.  On February 4, 2022, the Company issued 507,917 shares of common stock in a direct security purchase agreement.  On January 10, 2022, the Company cancelled 200,267 shares of common stock.  Further, on March 4, 2022, the Company cancelled 600,000 shares of common stock.

Warrant Issuances

During the month ending March 31, 2022, the Company issued 7,421,544 warrants to 2 parties at a par share price of $0.04716.  On February 2, 2022, the Company issued 2,000,000 warrants to an individual.  As of March 31, 2023, there were 23,421,544 warrants outstanding, of which 20,600,000 warrants are fully vested.

Stock Issued for Services

On March 6, 2023, the Company issued 320,000 shares of common stock for consulting fees.

On September 13, 2022, the Company issued 340,000 shares of common stock for consulting fees.  During the period ending June 30, 2022, the Company issued 6,400,000 shares of common stock for broker, consulting, and funding fees.

Share Conversion Agreements

All of the holders of the Company’s Series A Convertible Preferred Stock (the “Preferred Holders”) entered into a Preferred Stock Conversion Agreement. Pursuant to the Conversion Agreements, the Preferred Holders converted their shares of preferred stock into common stock, effective as of the Exchange. As a result, no shares of the Company’s Series A Convertible Preferred Stock are outstanding. An aggregate of 15,592,986 shares of common stock were issued to the Preferred Holders. The Preferred Holders agreed to convert each share of Series A Convertible Preferred Stock into eighteen (18) shares of common stock and agreed to retire a total of 467,057 shares of Series A Convertible Preferred Stock. The Company cancelled the retired shares.

Omnibus Stock Grant and Option Plan

On December 31, 2021, the Company approved stock option agreements in the amount of 7,500,000 shares with a strike price of $0.05 to twenty-one individuals.

On December 26, 2022, the Company canceled 12,150,000 stock options with a strike price of $0.05.  On the same date, the Company approved an equity incentive plan.  Under this plan the company approved a total of 15,975,000 of restricted stock units and 36,000,000 of restricted stock awards with a strike price of $0.00 to $0.01 to sixteen individuals.

The key terms for the 15,975,000 RSU are as follows:

•Effective grant date – December 26, 2022

•Each of them has a purchase price of $0.01 (prior to the reverse split)

•8,900,000 have an expiration date of June 30, 2023

•7,075,000 have an expiration date of March 31, 2024

•All of the RSU are immediately vested

•RSU will be forfeited without any payment or consideration

•Comply with Section 409A

The key terms for the 36,000,000 RSA are as follows:

•Effective grant date – December 26, 2022

•19,000,000 are immediately vested

•5,500,000 are vested once the Company reaches a $30M market cap

•5,500,000 are vested once the Company reaches a $35M market cap

•4,000,000 are vested once the Company uplist occurs

•2,000,000 are vested once the Company closes the Hyperion/OP&M acquisition

•RSA have a expiration date of five years after the date of grant

•Grant value = $0.00

Offering Circular

During the first part of the 2021, the Company filed a Regulation A Offering Circular with the U.S. Securities and Exchange Commission. The Offering Circular was qualified during August 2021.

December 31, 2022
NOTE 9 - STOCKHOLDERS' EQUITY

NOTE 9 – STOCKHOLDERS’ EQUITY

Authorized Stock

The Company has authorized 75,000,000 common shares with a par value of $0.001 per share. Each common share entitles the holder to one vote on any matter on which action of the stockholders of the corporation is sought. During February 2017, the Company increased the authorized number of shares to 500,000,000. Also, the Company increased the authorized preferred stock to 75,000,000 shares and designated 25,000,000 shares of preferred stock to Series A Convertible Preferred Stock. During January 2018, the Company increased its authorized number of common shares to 1,000,000,000. During April 2018, the Company increased its authorized number of common shares to 2,500,000,000. The Board of Directors, in the future, has the authority to increase the authorized capital up to 4,000,000,000 shares based on shareholder approval.

The Company effectuated a reverse stock split of 1-for-250 as of July 23, 2018.

On October 16, 2017, the Company filed an Amended and Restated Certificate of Designation of the Rights, Preferences, Privileges and Restrictions of the Series A Convertible Preferred Stock (the “Amended Certificate”) with the Secretary of State of the State of Nevada. The Amended Certificate reduces the number of preferred shares designated as Series A Preferred Stock from 25,000,000 shares to 1,333,334 shares. The Amended Certificate also changes the conversion and voting rights of the Series A Preferred Stock. The Series A Preferred Stock is now convertible into the number of shares of our common stock equal to 0.00006% of our outstanding common stock upon conversion. The voting rights of the Series A Preferred Stock are now equal to the number of shares of common stock into which the Series A Preferred Stock may convert.

As of December 31, 2022, there are no outstanding shares of preferred stock. All the preferred stock was converted in common stock on February 4, 2019.

Common Share Issuances

During the months ended December 31, 2022, the Company issued 7,588,538 shares of common stock while cancelling a total of 800,267 shares of common stock.

There were no shares issued during the fourth quarter 2022.  During the third quarter 2022, the Company issued 340,000 shares of common stock for consulting fees along with issuing 340,621 shares of common stock to convert an outstanding note payable to a shareholder.  On May 19, 2022, the Company issued 4,400,000 shares of common stock for broker and consulting fees.  On April 22 and 25, 2022, the Company issued 2,000,000 shares of common stock for broker and funding fees.  On February 4, 2022, the Company issued 507,917 shares of common stock in a direct security purchase agreement.  On January 10, 2022, the Company cancelled 200,267 shares of common stock.  Further, on March 4, 2022, the Company cancelled 600,000 shares of common stock.

During the fourth quarter 2021, the Company issued 3,500,000 shares of common stock for consulting fees. Additionally, the Company raised during the year over $900,000 in direct security purchase agreements which were converted into 15,403,983 shares of the Company’s common stock.  During the third quarter 2021, the Company issued 1,177,778 shares of common stock for advertising and broker fees. On March 18, 2021, the Company raised $340,000 note payable agreement which 1,200,000 shares of the Company’s common stock were issued to the note holder. Additionally, 2,000,000 shares of common stock were issued to a company helping secure the note. Furthermore, 715,000 shares of common stock were issued for marketing services while 1,000,000 shares of common stock were issued for advertising services. During January 2021 the company converted 4,500,000 of securities purchase agreement into common stock shares.

Warrant Issuances

During the year ending December 31, 2021, the Company issued 14,000,000 warrants to 25 parties at a per share price between $0.05 and $0.075.  On February 2, 2022, the Company issued 2,000,000 warrants to an individual.  As of December 31, 2022, there were 16,000,000 warrants outstanding, of which 16,000,000 warrants are fully vested.

Stock Issued for Services

On March 18, 2021, the Company issued 715,000 shares of common stock as the compensation for this agreement. Additionally on March 18, 2021, the Company issued 2,000,000 shares of common stock to a company helping secure the note. During the second and third quarters of 2021, the Company entered into several broker agreements to help raise capital for the Company. 1,177,778 shares of common stock were issued in the third quarter as broker fees. And additional 1,000,000 shares of common stock were issued in the second quarter as advertising fees.

On September 13, 2022, the Company issued 340,000 shares of common stock for consulting fees.  During the period ending June 30, 2022, the Company issued 6,400,000 shares of common stock for broker, consulting, and funding fees.

Share Conversion Agreements

All of the holders of the Company’s Series A Convertible Preferred Stock (the “Preferred Holders”) entered into a Preferred Stock Conversion Agreement. Pursuant to the Conversion Agreements, the Preferred Holders converted their shares of preferred stock into common stock, effective as of the Exchange. As a result, no shares of the Company’s Series A Convertible Preferred Stock are outstanding. An aggregate of 15,592,986 shares of common stock were issued to the Preferred Holders. The Preferred Holders agreed to convert each share of Series A Convertible Preferred Stock into eighteen (18) shares of common stock and agreed to retire a total of 467,057 shares of Series A Convertible Preferred Stock. The Company cancelled the retired shares.

Omnibus Stock Grant and Option Plan

On December 31, 2021, the Company approved stock option agreements in the amount of 7,500,000 shares with a strike price of $0.05 to twenty-one individuals.

On December 26, 2022, the Company canceled 12,150,000 stock options with a strike price of $0.05.  On the same date, the Company approved an equity incentive plan.  Under this plan the company approved a total of 15,975,000 of restricted stock units and 36,000,000 of restricted stock awards with a strike price of $0.00 to $0.01 to sixteen individuals.

The key terms for the 15,975,000 RSU are as follows:

•Effective grant date – December 26, 2022

•Each of them has a purchase price of $0.01 (prior to the reverse split)

•8,900,000 have an expiration date of June 30, 2023

•7,075,000 have an expiration date of March 31, 2024

•All of the RSU are immediately vested

•RSU will be forfeited without any payment or consideration

•Comply with Section 409A

The key terms for the 36,000,000 RSA are as follows:

•Effective grant date – December 26, 2022

•19,000,000 are immediately vested

•5,500,000 are vested once the Company reaches a $30M market cap

•5,500,000 are vested once the Company reaches a $35M market cap

•4,000,000 are vested once the Company uplist occurs

•2,000,000 are vested once the Company closes the Hyperion/OP&M acquisition

•RSA have a expiration date of five years after the date of grant

•Grant value = $0.00

Offering Circular

During the first part of the 2021, the Company filed a Regulation A Offering Circular with the U.S. Securities and Exchange Commission. The Offering Circular was qualified during August 2021.